N-2	12 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key	0002085091
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Robinhood Ventures Fund I
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy
The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
In pursuing its investment objective, the Fund primarily invests, under normal circumstances, in a concentrated portfolio generally consisting of ten or more private companies that, in the view of the Adviser, are Frontier Companies. The Fund generally seeks to limit its investments in each Frontier Company to no more than 20% of its assets, measured at the time of purchase. While the Fund targets an initial investment of no more than 20% of its assets in each Frontier Company in which it invests, the value of the Fund’s investments will fluctuate so that any one investment may represent more or less than 20% of the Fund’s assets at any given point in time. The Adviser may, in its sole discretion, determine to rebalance the Fund’s investments from time to time. The Fund’s strategy of holding fewer investments with a high level of concentration is designed to provide investors with meaningful exposure to those investments. The specific Frontier Companies in which the Fund focuses its investments may change over time, including if a Frontier Company becomes a public company or is acquired in the future and the Fund elects to sell its investment in such company.
The Adviser seeks to invest in Frontier Companies that it believes are differentiated and positioned for sustained growth based on its analysis of technology trends and markets, industry knowledge and knowledge of where leading venture capitalists and other institutional investors are investing, and proprietary research. The Fund can invest in companies based both inside and outside the United States.
The Fund makes direct investments in Frontier Companies, which will typically be in the form of non-controlling equity and equity-related securities, including, but not limited to, common stock, warrants, convertible preferred stock, other equity or equity-linked securities or ownership interests in business enterprises, other forms of senior equity, which may or may not be convertible into a Frontier Company’s common equity, and preferred stock and convertible debt securities.
The Fund may also make indirect investments in Frontier Companies by purchasing units or shares of special purpose vehicles (“SPVs”), venture funds and private equity funds, limited liability companies, limited partnerships, pooled investment vehicles, including venture capital funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, and other vehicles (each, a “Private Vehicle”) that provide the Fund with economic exposure to the equity of one or more Frontier Companies. The SPVs in which the Fund expects to invest are private investment vehicles managed by unaffiliated managers that are designed to provide the Fund and other accredited investors access to concentrated economic exposure of one or more specific private companies through a private offering of securities exempt from registration under the Securities Act pursuant to Regulation D. An SPV may source its investments in underlying private companies through a variety of methods, including through existing investment, business or other relationships that the manager of the SPV may have with a private company or its founders and/or key employees. Individual SPVs that the Fund expects to invest in may have different terms and structures, which may present unique risks and different economic experience than if the Fund were to hold interests in the underlying private companies directly. The types of SPVs in which the Fund expects to invest may charge upfront sales charges as well as management fees and/or carried interest-type fees that will impact the value of the Fund’s investment and the Fund’s investment return. All investors in an SPV typically have similar rights, which are documented in the governing documents of the SPV, subject to the terms of any side letters entered into between an investor (including the Fund) and the manager of the SPV that may alter such rights and/or provide certain benefits to individual SPV investors. It is expected that the SPVs in which the Fund invests will not provide the Fund with voting rights with respect to the SPVs or underlying private companies. Private Vehicles will typically not be controlled by the Fund and will not be subsidiaries of the Fund. Such investments may include investments made through “secondary transactions,” in which the Fund acquires an interest in an existing Private Vehicle from another investor. The Fund also may seek indirect economic exposure to Frontier Companies in other ways, including through special situations, other equity or credit investments, equity-related and equity-linked investments such as forward contracts for future delivery of stock, swaps, and other synthetic equity agreements that provide it with economic exposure to the equity of a Frontier Company. To the extent the Fund enters into forward contracts or other derivatives with respect to a Frontier Company, the Fund intends to do so only with reputable counterparties that have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, or that have an equivalent rating from another nationally rated statistical rating organization (“NRSRO”), or that are determined to be of equivalent credit quality by the Adviser.
In seeking to achieve its investment objective, the Fund invests, without limit, in privately placed or restricted securities (including in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, of private companies. Issuers of these securities are not expected to have a class of securities registered, or be subject to periodic reporting, pursuant to the Exchange Act.
The Fund generally holds its investments as a long-term investor, consistent with its investment objective and strategies, and, accordingly, the Fund does not expect to divest of investments on any particular timeline or upon the occurrence of any particular event. For example, the Fund expects generally to continue to hold investments in a company after an initial public offering. However, the Fund may divest of some or all of an investment as the Adviser determines to be appropriate and consistent with the Fund’s investment objective or strategies. This may occur in connection with an initial public offering or acquisition of a company, in the event the Adviser determines it is appropriate to rebalance the portfolio, where the Adviser determines that the investment is no longer performing in-line with expectations or ceases to be a Frontier Company, or for any other reason in the Adviser’s discretion. In addition, if an investment is held in Private Vehicles, the Private Vehicles may dispose of a Frontier Company.
Under normal circumstances, substantially all of the Fund’s assets will be invested in direct or indirect investments in Frontier Companies (except that the Fund may continue to hold investments in a Frontier Company after the initial public offering of such Frontier Company). However, the Fund may also invest, to a lesser extent (including while it is seeking to build its position in one or more Frontier Companies or to manage cash) in other investments, including listed companies, mutual funds, business development companies (“BDCs”), exchange-traded funds (“ETFs”), money market funds, U.S. government securities and other fixed income obligations, and cash equivalents (such as bankers’ acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements), and crypto or digital assets, and may at times hold a significant percentage of its assets in such investments. To the extent that a significant portion of the Fund’s assets are invested in such instruments for an extended period of time, the Fund may not achieve its investment objective.
The Fund expects that it will invest significantly in aerospace and defense, AI, computer software, consumer products, consumer technology, enterprise software, Fintech, technology, and robotics related companies. Accordingly, the Fund expects that its investments will be concentrated in securities of issuers having their principal business activities in industries or groups of industries in the following sectors: communication services, consumer discretionary, financials, industrials, and information technology (i.e., more than 25% of the value of the Fund’s assets is expected to be invested in such industries or groups of industries). As of the date of this Prospectus, the Fund determines an issuer’s industry or group of industries by reference to its classification under the GICS.
The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it intends to invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.
The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Fund may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments, to satisfy Fund liabilities or obligations, or other specified purposes. The Fund may pledge its assets to secure any such borrowings. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”), and references herein to the Fund’s investments also refer to any Subsidiary’s investments.
If the Fund uses one or more Subsidiaries to make investments, the Fund and its Shareholders will bear the respective organizational and operating fees, costs, expenses and liabilities of those Subsidiaries. The Fund and its Subsidiaries will have the same investment strategies and will be subject to the same investment restrictions and limitations on a consolidated basis. The Adviser will serve as investment adviser to the Fund and each Subsidiary. The Subsidiaries will comply with the provisions relating to affiliated transactions and custody of the 1940 Act.
The Adviser will not cause the Fund to engage in certain negotiated investments alongside affiliates unless the Fund has received an order from the SEC granting an exemption from Section 17 of the 1940 Act, or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations thereof, as expressed in SEC no-action letters or other available guidance. The Adviser and the Fund intend to apply for an exemptive order from the SEC that, if granted, would expand the Fund’s ability to invest alongside its affiliates in privately placed investments that involve the negotiation of certain terms of the securities to be purchased (other than price-related terms).

Risk Factors [Table Text Block]
Principle Risk Factors
The following are certain principal risk factors that relate to the operations and terms of the Fund. The following information is a discussion of the known material risk factors associated with an investment in the Secondary Shares specifically. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund. There is no assurance that the Fund will meet its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Therefore, you should consider the risks of investing in the Fund prior to making an investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Equity Securities Risk
The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to the specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund and other investors, government policies, litigation, changes in interest rates, inflation, the financial condition of the companies in which the Fund invests or perceptions of such companies, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments, including investments in private companies.
The equity interests the Fund invests in may not appreciate in value and, in fact, may decline in value or lose all value. Accordingly, the Fund may not be able to realize gains from its equity investments, and any gains that it does realize on the disposition of any equity investments may not be sufficient to offset any other losses it experiences.
Private Investments Risk
The Fund invests primarily in privately offered equity securities of private companies. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Less information is available with respect to private companies compared to public companies and private company investments offer limited liquidity. Private companies generally are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. Operating results for private companies in a specified period may be difficult to determine. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, and will not be able to adequately monitor the performance of its investments, which may adversely affect the Fund’s investment performance. In addition, to the extent the Fund or its Adviser receives material non-public information about a private company, the Fund’s ability to trade in that company (including the Fund’s ability to sell its interest in the company) may be restricted at times. Private companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private company investments are more difficult to value than public companies due to less information being available and valuations may fluctuate more dramatically than those of public companies. As a result, the Fund’s NAV could significantly increase or decrease if the Fund learns of new material information regarding a private company, particularly if the company comprises a significant portion of the Fund’s portfolio. Additionally, the Fund will only value its investments on a periodic basis. To the extent that new material information regarding a private company in which the Fund has invested becomes public, the trading price of the Fund’s shares could fluctuate significantly, including potentially causing the Fund’s shares to trade at a discount or premium to the most recently published NAV.
Investments in private companies generally are in restricted securities that are not traded in public markets and subject to transfer restrictions and substantial holding periods. There can be no assurance that the Fund will be able to realize the value of its investments in a timely manner, and its ability to dispose of its investments when desired and to rebalance its portfolio in response to market conditions may be limited. There also is no assurance that the private companies in which the Fund invests will ever have a liquidity event. Additionally, the types of private companies in which the Fund expects to invest may be dependent on key personnel for their future success. If a company is unable to hire and retain qualified personnel, or if the company loses a founder or any key member of its management team, its ability to achieve its investment objective could be significantly impaired.
Historical return for private company investments has often been dependent on investment selection with a limited number of companies having an outsized impact on the return profile of the asset class. Although the Fund intends to deploy capital in companies at the frontiers of their industries, the Fund may not be able to access the most attractive investment opportunities, or it may not be able to invest at an early enough stage in these companies’ lifecycles to experience an outsized investment return. Private companies typically control which investors are permitted to buy shares of their company, including through a consent right over which investors are permitted to purchase shares from existing investors in that company. There can be no assurance that the companies that the Fund targets will permit the Fund to become an investor. The Fund may not be able to deploy all of its capital in companies that fit its investment mandate.
The Fund’s private investments may be subject to risks associated with an unaffiliated lead investor. Due diligence will be conducted on private investment opportunities. However, due diligence will necessarily be limited by, among other things, information that the Fund is able to obtain, and the Fund expects that substantially less information will be available about the Fund’s private investments than information that would be available for publicly traded investments. The Fund expects to make minority investments where it may have little to no opportunity to negotiate the terms of a particular private investment or to require a specific private company in which the Fund invests to disclose any particular type of information to the Fund, either in connection with diligence or as ongoing reporting. Where the Fund invests alongside an unaffiliated lead investor, the Adviser may rely to some extent on the lead investor’s diligence.
In connection with some of the Fund’s investments in private companies, the Fund will pledge some or all voting rights in a particular company to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
The Fund may be provided the opportunity to make additional investments in a private company in its portfolio as “follow-on” investments. The Fund may elect not to make follow-on investments in a portfolio company or may lack sufficient funds to make those investments. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the value of the Fund’s investment, or may result in a missed opportunity for the Fund to increase its participation in a successful company.
The Fund does not intend to hold controlling equity interests in its portfolio companies and does not expect to be in a position to exercise control over the management of those companies. As a result, the Fund will be subject to the risk that a portfolio company may make business decisions with which the Fund or its Adviser disagree, and the shareholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to the interests of the Fund and its Shareholders.
Private Vehicle Risks
The Fund is subject to the risks of any Private Vehicles in which it invests. Private Vehicle interests (which, as noted above, includes SPV interests) are expected to be illiquid, and be subject to restricted marketability, and it may be costly and take considerable time for the Fund to realize the value of those investments. In addition, certain private companies may impose broad transfer restrictions on their equity securities. These restrictions may extend to the ability of a Private Vehicle that invests in such private company to admit new investors, meaning that the Fund may be unable to invest in a Private Vehicle without the consent of the underlying private company. There can be no assurance that such consent will be granted, which may limit the Fund’s ability to gain exposure to certain private companies. The Fund expects to primarily invest in Private Vehicles, including SPVs, that provide exposure focused on the same Frontier Companies that the Fund invests in directly. Although the Adviser will seek to receive detailed information from each Private Vehicle in which the Fund invests regarding its business strategy and any performance history, including audited financial statements, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Fund.
Private Vehicle interests, including SPV interests, are ordinarily valued based upon valuations provided by the manager or general partner of the Private Vehicle (a “Private Vehicle Manager”), which may be received on a delayed basis. Certain securities in which Private Vehicles invest may not have a readily ascertainable market price and may be fair valued by the Private Vehicle Managers, similar to how the Fund values its private investments. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Private Vehicle Managers may not use the same valuation methodologies that the Fund would use if the Fund held the same underlying investments directly.
The Fund will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Fund’s own Management Fee (as defined below). In addition, performance-based fees charged by Private Vehicle Managers may create incentives for the Private Vehicle Managers to make risky investments. The Fund may be required to pay a Private Vehicle Manager a performance-based fee based on a Private Vehicle’s investments with positive returns even if the Private Vehicle’s overall returns are negative. Fund Shareholders will indirectly bear a proportionate share of the fees (including any performance fees) and expenses of the Private Vehicles, in addition to a proportionate share of the fees and expenses of the Fund, which will reduce the Fund’s investment returns.
The Fund is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by the Private Vehicles will entail a high degree of risk and in most cases will be highly illiquid and difficult to value. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors. The Fund may be subject to capital calls with respect to its Private Vehicle investments, and may need to hold a portion of its portfolio in cash or other liquid assets, or borrow money, to meet such capital calls.
In connection with making an investment in a Private Vehicle, the Fund may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
The Fund may make secondary investments in Private Vehicles by acquiring interests in Private Vehicles from existing investors in such Private Vehicles. In such instances, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. Moreover, there is no assurance that the Fund will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective NAV per share, or at all. The overall performance of the Fund’s secondary investments in Private Vehicles will depend in part on the acquisition price paid by the Fund for its secondary investments, the structure of such acquisitions and the overall success of the Private Vehicle. There is significant competition for secondary investments. No assurance can be given that the Fund will be able to invest, or invest in the amounts desired, in such investments.
Regulatory changes may adversely affect Private Vehicles. The legal, tax and regulatory environment for Private Vehicles is evolving, and it is possible that any future changes may have a materially adverse effect on the ability of Private Vehicles to pursue their investment strategies. Any regulatory changes that adversely affect a Private Vehicle’s ability to implement its investment strategies could have a material adverse impact on the Private Vehicle’s performance, and thus on the Fund’s performance.
Non-Diversification Risk
The Fund is classified as non-diversified for purposes of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. The Fund intends to assume large positions in the securities of a small number of issuers. Accordingly, the Fund’s NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or assessed fair value of a single issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.
Concentration Risk.
The Fund expects that it will invest significantly in aerospace and defense, AI, computer software, consumer products, consumer technology, enterprise software, financial technology, technology, and robotics related companies. Accordingly, the Fund expects that its investments will be concentrated in securities of issuers having their principal business activities in industries or groups of industries in the following sectors: communication services, consumer discretionary, financials, industrials, and information technology. As of the date of this Prospectus, the Fund determines an issuer’s industry or group of industries by reference to its classification under the GICS. While these sectors can offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, and can be significantly impacted by legislative and regulatory changes, adverse market conditions and competition, all of which can lead to significant price volatility. The Fund’s concentrated exposure to these sectors could result in greater losses during periods of market volatility or sector-specific downturns. By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The Fund’s concentration of risk in these sectors may increase the losses suffered by the Fund or reduce its ability to dispose of depreciating assets. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Concentration could expose the Fund to losses disproportionate to those incurred by the market in general if the areas in which the Fund’s investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets. The Fund is subject to the risks associated with the sectors in which its investments, as further described below, and that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting these sectors.
Technology Sector Risk
Investing in private technology companies involves a number of significant risks. These risks include volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, periodic downturns, regulatory concerns and litigation risks. The revenue, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in technology-related sectors have historically decreased over their productive lives.
Many technology companies depend on third-party platforms and products, and policy changes or technical issues in such systems could impair monetization. Reliance on third-party cloud and data-center providers can also increase exposure to outages, capacity shortfalls and cost increases. In addition, hardware and device makers are exposed to a limited number of contract manufacturers with geopolitically sensitive supply chains, which amplifies disruptions from trade restrictions, natural disasters or public-health events. Where global trade controls apply, export restrictions can abruptly curtail market access, depress demand or force costly re-engineering.
AI Industry Risk
Companies involved in AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize AI and/or data services. Further, many companies involved in AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in the AI industry will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI companies also face risks specific to training data and model development, including allegations that third-party models or datasets used to develop or enhance products lacked proper licenses or consents, challenges obtaining or maintaining access to high-quality models, datasets, or specialized hardware, and higher operating costs driven by compute-intensive training and inference.
AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Compliance with evolving regulatory obligations specific to AI, such as the EU Artificial Intelligence Act, California’s Transparency in Frontier Artificial Intelligence Act, and other emerging United States federal and state oversight of model transparency, safety and privacy, may require significant changes to products, practices and business models, which may adversely affect AI companies subject to such regulations. Many AI companies also depend on third-party cloud infrastructure operated by a small number of service providers to host and deliver their offerings; interruptions, price increases or preferential treatment of competitors by those service providers, or any cyberattacks on those providers, could materially and adversely affect the operations of such AI companies. Other issues arising from the development and use of AI, such as bias, safety defects or inaccurate outputs, may result in reputational harm, competitive harm or legal liability.
AI companies typically engage in significant research and development spending, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. AI could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.
Aerospace and Defense Industry Risk
Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. The sector also depends on a globally dispersed supply chain, where supplier distress, quality issues and retrofit campaigns can disrupt deliveries and raise costs. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.
Fintech Sector Risk
Fintech companies may face competition from larger and more established firms, and a Fintech company may not currently or in the future derive any revenue from disruptive technologies. In addition, Fintech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Additionally, many Fintech companies operate under complex financial regulatory regimes, which can force product changes, add cost and result in fines.
Computer Software Industry Risk
Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products.
Consumer Goods Industry Risk
Companies in the consumer goods industry include companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions. Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.
Consumer Technology Industry Risk
Consumer technology companies produce a wide range of products and services for general consumers, such as smartphones, computers, home electronics, and software. The operations and performance of consumer technology companies depend significantly on global and regional economic conditions. Adverse macroeconomic conditions can adversely impact consumer confidence and spending and materially adversely affect demand for consumer technology companies’ products and services. The market for consumer technology products and services is highly competitive and subject to rapid technological change. The inability of a consumer technology company to develop and sell innovative new products with attractive margins or to protect itself from competitors’ infringement on its intellectual property could materially adversely affect that company’s ability to maintain a competitive advantage. Data security measures of consumer technology companies cannot provide absolute security, and losses or unauthorized access to or releases of confidential information can occur and could materially adversely affect a company’s business and reputation. Consumer technology companies are subject to complex and changing laws and regulations. Compliance with laws and regulations is onerous and expensive. New and changing laws and regulations can adversely affect a consumer technology company’s business by increasing the costs of compliance, limiting the company’s ability to offer a product, service or feature to customers, imposing changes to the design of the company’s products and services, or impacting customer demand for the company’s products and services.
Enterprise Software Industry Risk
Enterprise software companies develop and provide specialized software solutions for enterprises, rather than individual consumers, to streamline business operations and improve productivity. The industry in which enterprise software companies operate is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. Because enterprise software companies’ services are complex and incorporate a variety of hardware, proprietary software, third-party and open-source software, their services may have errors or defects that could result in unanticipated downtime for their subscribers and harm to their reputation and business. Enterprise software companies and their third-party vendors are regularly subject to attempts by third parties to identify and exploit product and service vulnerabilities, penetrate or bypass their security measures, and gain unauthorized access to their or their customers’, partners’ and suppliers’ software, hardware and cloud offerings, networks and systems. Such malicious attacks can lead, and have led, to the compromise of confidential information and harm to enterprise software companies’ reputation and business.
Robotics Risk
Risks associated with companies in the robotics industry include many of the same risks as companies in the technology sector (see “Technology Sector Risk”). Securities of robotics companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Companies focused on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Fund.
Companies involved in AI-driven humanoid robotics may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used.
General Risks of Investing in the Fund
Trading at a Discount/Premium. Shares of closed-end investment companies such as the Fund frequently trade at a discount to their NAV. There can be no assurance that the Secondary Shares will trade at a price equal to or higher than the NAV. Also, the Fund’s NAV will be reduced immediately following this offering by the Fund’s offering costs.
The possibility that the Secondary Shares may trade at a discount to NAV is separate and distinct from the risk that the NAV may not accurately reflect the true value of the Fund’s investments and the risk that the NAV may decline.
In addition to NAV, the market price of the Secondary Shares may be affected by such factors as distributions, significant trading in one or more of the Fund’s portfolio securities that are or become publicly traded, or the issuance of additional Shares.
Other Risks Relating to Share Price
If the Fund or the selling shareholder sells additional Shares after this or is perceived by the public as intending to sell additional Shares, the market price of the Shares could decline.
Exchange Listing
Investors may be unable to sell their Secondary Shares at or above the price initially paid for those Secondary Shares.
Competition for Investment Opportunities
The Fund operates in a highly competitive market for investment opportunities. A number of entities, including venture capital firms and funds, public and private investment funds (including hedge funds), BDCs, commercial and investment banks, commercial financing companies, and internal venture capital arms of various companies will compete with the Fund to make the types of investments that the Fund plans to make. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Many of the Fund’s potential competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund has access to. For example, some competitors may have a stronger network of contacts and better connections for deal flows or have access to funding sources that are not available to the Fund or its Adviser. In addition, some of our competitors have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the Fund is subject to under the 1940 Act.
There can be no assurance that the Adviser will be able to secure investments on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the investments available to the Fund will be as large as the Adviser would desire.
Limited Operating History
The Fund was recently formed, has limited operating and trading history and has made limited investments using the proceeds of a seed capital investment by Robinhood. Further, the Adviser was recently formed and while its personnel have investment experience, the Adviser and its management have limited experience managing a closed-end investment company registered under the 1940 Act.
Future Growth
The Fund will need additional capital to grow and to fund growth in its investments, and the Fund may issue additional equity securities in order to obtain this additional capital. The inability to obtain new capital or a reduction in the availability of new capital could limit the Fund’s ability to grow or pursue business opportunities, which may have an adverse effect on the value of the Fund’s shares. In addition, regulations governing the Fund’s operation as an SEC registered closed-end investment company affect its ability to raise additional capital and the way in which it does so. The raising of debt capital may expose the Fund to risks, including the typical risks associated with leverage.
Valuation
The Fund’s portfolio investments are in the form of equity securities that are not publicly traded, and that will accordingly be recorded at fair value as determined in good faith pursuant to the Fund’s valuation policies under the oversight of the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”). Because the Fund’s assets will largely be fair valued, there will be uncertainty as to the value of its portfolio investments. The fair value of securities and other investments that are not publicly traded may not be readily determinable. The Fund values its securities at fair value according to its written valuation procedures and as determined in good faith by the Adviser under the oversight of the Board. The Adviser may use the services of nationally recognized independent valuation firm(s) to aid it in determining the fair value of the Fund’s securities. As such, the value of the Fund’s investments in Private Vehicles generally are based on values provided by the applicable Private Vehicle Managers and, when such information is not available or, in the view of the Adviser, does not reflect fair value, the Adviser will fair value the investments in Private Vehicles with the assistance of any independent valuation firm(s). The methods for valuing these securities may include: observable, company specific hard events, including priced financings, tender/secondary transactions with determinable pricing, signed merger & acquisition agreements, initial public offerings/direct listing, liquidation events, or other objectively verifiable transactions with clear pricing implications; significant events and other issuer-specific information that may reasonably indicate a material change in value; company actions and communications that may inform value, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, evaluated in light of the full information set available to the Adviser; credible third-party indications (e.g., large and recent secondary prints or other market participant data) where sufficiently reliable and relevant to the Fund’s security and the issuer’s circumstances; model-based approaches and/or third-party valuation support, together with company performance indicators, comparable company data, and other reasonably reliable information when transactions are unavailable, not readily comparable to the Fund’s security, or are deemed stale, or where significant events indicate transactions inputs may no longer be representative.
The Adviser’s determinations of the fair value of the Fund’s securities (and of its NAV) may differ materially from the values that would have been used if a ready market for its fair-valued securities existed. The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses the Fund will pay.
Liquidity
Substantially all of the Fund’s investments are illiquid. The Fund invests primarily in private companies, both directly and indirectly. Substantially all of these securities are subject to legal and other restrictions on resale/transfer or will otherwise be less liquid than publicly traded securities. There is no assurance that the private companies in which the Fund invests will ever have a liquidity event and, even if a private company does have a liquidity event, such as an initial public offering or a merger or acquisition transaction, such a liquidity event may be at a lower valuation than the valuation at which the Fund invested. The illiquidity of the Fund’s investments will generally make it more difficult for the Fund to sell such investments if the need arises. In addition, if the Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it has previously recorded those investments. To the extent the Fund or its Adviser receives material non-public information regarding an investment, the Fund could face other restrictions on its ability to liquidate that investment.
Leverage
The Fund may borrow money, which magnifies the potential for gain or loss and increases the risk of investing in the Fund. The use of leverage is speculative. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to pledge its assets as collateral for its borrowings and to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.
Conflicts
The Fund is subject to conflicts of interest. The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Such activities may raise conflicts of interest for which the resolution may not be determinable. To the extent that the Adviser manages other investment funds and accounts in the future, in order to address potential conflicts of interest, the Adviser will adopt an investment allocation policy that will govern the allocation of investment opportunities among the investment funds and other accounts managed by the Adviser. See “Risks - Conflicts” for additional information.
Affiliated Transactions Restrictions
Certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates. Any funds managed by the Adviser or its affiliates that are not registered under the 1940 Act would not be prohibited from participating in those transactions. The 1940 Act also imposes significant limits on investments in certain privately placed securities in aggregated transactions with affiliates of the Fund. The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless the Fund has received an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Adviser and the Fund intend to file for an exemptive order from the SEC that, once received, would permit the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside the Adviser and/or other future funds advised by the Adviser, or potentially Robinhood and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. In addition, other conflicts may be present in a particular investment that may limit or restrict the Fund’s ability to participate, notwithstanding the exemptive order. An exemptive order would not apply to all investments or to all affiliates of the Adviser. As a result, the Fund may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Adviser not covered by the exemptive order participate. An inability to acquire the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns.
Regulatory Environment
Changes in laws or regulations governing the Fund’s operations may adversely affect its business. The Fund and its portfolio companies are subject to regulation at the local, state, and U.S. federal (or foreign) levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could materially and adversely affect our business.
Change in Investment Objective or Strategies
The Board may change the Fund’s investment objective and strategies or modify or waive certain of the Fund’s operating policies and strategies without shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
Active Management
The Fund is actively managed and subject to management risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests primarily in a limited number of private companies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
Anti-Takeover Provisions Risk
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to change the composition of the Board or convert the Fund to open-end status. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Such provisions also could limit the ability of Shareholders to sell their Shares at a premium over the then-current market prices by discouraging a third party from seeking to obtain control of the Fund. See “Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions” for additional information.
RIC Tax Status
The Fund believes the criteria to qualify as a regulated investment company (or “RIC”) were met as of the Fund's taxable year that began on the day after the closing of the initial public offering of the Fund's common shares of beneficial interest (the “Fund's First Post-IPO Tax Year”). The Fund intends to elect to be treated as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the Fund's First Post-IPO Tax Year. So long as the Fund qualifies to be treated as a RIC, the Fund generally will not pay corporate-level federal income tax on any ordinary income or capital gains that the Fund distributes to Shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In addition, the Fund must maintain its status as a registered management company under the 1940 Act. If any of these requirements are not met, the favorable tax treatment described above may not be available to the Fund.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to the specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund and other investors, government policies, litigation, changes in interest rates, inflation, the financial condition of the companies in which the Fund invests or perceptions of such companies, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments, including investments in private companies.
The equity interests the Fund invests in may not appreciate in value and, in fact, may decline in value or lose all value. Accordingly, the Fund may not be able to realize gains from its equity investments, and any gains that it does realize on the disposition of any equity investments may not be sufficient to offset any other losses it experiences.

Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Investments Risk
The Fund invests primarily in privately offered equity securities of private companies. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Less information is available with respect to private companies compared to public companies and private company investments offer limited liquidity. Private companies generally are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. Operating results for private companies in a specified period may be difficult to determine. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, and will not be able to adequately monitor the performance of its investments, which may adversely affect the Fund’s investment performance. In addition, to the extent the Fund or its Adviser receives material non-public information about a private company, the Fund’s ability to trade in that company (including the Fund’s ability to sell its interest in the company) may be restricted at times. Private companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private company investments are more difficult to value than public companies due to less information being available and valuations may fluctuate more dramatically than those of public companies. As a result, the Fund’s NAV could significantly increase or decrease if the Fund learns of new material information regarding a private company, particularly if the company comprises a significant portion of the Fund’s portfolio. Additionally, the Fund will only value its investments on a periodic basis. To the extent that new material information regarding a private company in which the Fund has invested becomes public, the trading price of the Fund’s shares could fluctuate significantly, including potentially causing the Fund’s shares to trade at a discount or premium to the most recently published NAV.
Investments in private companies generally are in restricted securities that are not traded in public markets and subject to transfer restrictions and substantial holding periods. There can be no assurance that the Fund will be able to realize the value of its investments in a timely manner, and its ability to dispose of its investments when desired and to rebalance its portfolio in response to market conditions may be limited. There also is no assurance that the private companies in which the Fund invests will ever have a liquidity event. Additionally, the types of private companies in which the Fund expects to invest may be dependent on key personnel for their future success. If a company is unable to hire and retain qualified personnel, or if the company loses a founder or any key member of its management team, its ability to achieve its investment objective could be significantly impaired.
Historical return for private company investments has often been dependent on investment selection with a limited number of companies having an outsized impact on the return profile of the asset class. Although the Fund intends to deploy capital in companies at the frontiers of their industries, the Fund may not be able to access the most attractive investment opportunities, or it may not be able to invest at an early enough stage in these companies’ lifecycles to experience an outsized investment return. Private companies typically control which investors are permitted to buy shares of their company, including through a consent right over which investors are permitted to purchase shares from existing investors in that company. There can be no assurance that the companies that the Fund targets will permit the Fund to become an investor. The Fund may not be able to deploy all of its capital in companies that fit its investment mandate.
The Fund’s private investments may be subject to risks associated with an unaffiliated lead investor. Due diligence will be conducted on private investment opportunities. However, due diligence will necessarily be limited by, among other things, information that the Fund is able to obtain, and the Fund expects that substantially less information will be available about the Fund’s private investments than information that would be available for publicly traded investments. The Fund expects to make minority investments where it may have little to no opportunity to negotiate the terms of a particular private investment or to require a specific private company in which the Fund invests to disclose any particular type of information to the Fund, either in connection with diligence or as ongoing reporting. Where the Fund invests alongside an unaffiliated lead investor, the Adviser may rely to some extent on the lead investor’s diligence.
In connection with some of the Fund’s investments in private companies, the Fund will pledge some or all voting rights in a particular company to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
The Fund may be provided the opportunity to make additional investments in a private company in its portfolio as “follow-on” investments. The Fund may elect not to make follow-on investments in a portfolio company or may lack sufficient funds to make those investments. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the value of the Fund’s investment, or may result in a missed opportunity for the Fund to increase its participation in a successful company.
The Fund does not intend to hold controlling equity interests in its portfolio companies and does not expect to be in a position to exercise control over the management of those companies. As a result, the Fund will be subject to the risk that a portfolio company may make business decisions with which the Fund or its Adviser disagree, and the shareholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to the interests of the Fund and its Shareholders.

Private Vehicle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Vehicle Risks
The Fund is subject to the risks of any Private Vehicles in which it invests. Private Vehicle interests (which, as noted above, includes SPV interests) are expected to be illiquid, and be subject to restricted marketability, and it may be costly and take considerable time for the Fund to realize the value of those investments. In addition, certain private companies may impose broad transfer restrictions on their equity securities. These restrictions may extend to the ability of a Private Vehicle that invests in such private company to admit new investors, meaning that the Fund may be unable to invest in a Private Vehicle without the consent of the underlying private company. There can be no assurance that such consent will be granted, which may limit the Fund’s ability to gain exposure to certain private companies. The Fund expects to primarily invest in Private Vehicles, including SPVs, that provide exposure focused on the same Frontier Companies that the Fund invests in directly. Although the Adviser will seek to receive detailed information from each Private Vehicle in which the Fund invests regarding its business strategy and any performance history, including audited financial statements, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Fund.
Private Vehicle interests, including SPV interests, are ordinarily valued based upon valuations provided by the manager or general partner of the Private Vehicle (a “Private Vehicle Manager”), which may be received on a delayed basis. Certain securities in which Private Vehicles invest may not have a readily ascertainable market price and may be fair valued by the Private Vehicle Managers, similar to how the Fund values its private investments. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Private Vehicle Managers may not use the same valuation methodologies that the Fund would use if the Fund held the same underlying investments directly.
The Fund will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Fund’s own Management Fee (as defined below). In addition, performance-based fees charged by Private Vehicle Managers may create incentives for the Private Vehicle Managers to make risky investments. The Fund may be required to pay a Private Vehicle Manager a performance-based fee based on a Private Vehicle’s investments with positive returns even if the Private Vehicle’s overall returns are negative. Fund Shareholders will indirectly bear a proportionate share of the fees (including any performance fees) and expenses of the Private Vehicles, in addition to a proportionate share of the fees and expenses of the Fund, which will reduce the Fund’s investment returns.
The Fund is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by the Private Vehicles will entail a high degree of risk and in most cases will be highly illiquid and difficult to value. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors. The Fund may be subject to capital calls with respect to its Private Vehicle investments, and may need to hold a portion of its portfolio in cash or other liquid assets, or borrow money, to meet such capital calls.
In connection with making an investment in a Private Vehicle, the Fund may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
The Fund may make secondary investments in Private Vehicles by acquiring interests in Private Vehicles from existing investors in such Private Vehicles. In such instances, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. Moreover, there is no assurance that the Fund will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective NAV per share, or at all. The overall performance of the Fund’s secondary investments in Private Vehicles will depend in part on the acquisition price paid by the Fund for its secondary investments, the structure of such acquisitions and the overall success of the Private Vehicle. There is significant competition for secondary investments. No assurance can be given that the Fund will be able to invest, or invest in the amounts desired, in such investments.
Regulatory changes may adversely affect Private Vehicles. The legal, tax and regulatory environment for Private Vehicles is evolving, and it is possible that any future changes may have a materially adverse effect on the ability of Private Vehicles to pursue their investment strategies. Any regulatory changes that adversely affect a Private Vehicle’s ability to implement its investment strategies could have a material adverse impact on the Private Vehicle’s performance, and thus on the Fund’s performance.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk
The Fund is classified as non-diversified for purposes of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. The Fund intends to assume large positions in the securities of a small number of issuers. Accordingly, the Fund’s NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or assessed fair value of a single issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration Risk.
The Fund expects that it will invest significantly in aerospace and defense, AI, computer software, consumer products, consumer technology, enterprise software, financial technology, technology, and robotics related companies. Accordingly, the Fund expects that its investments will be concentrated in securities of issuers having their principal business activities in industries or groups of industries in the following sectors: communication services, consumer discretionary, financials, industrials, and information technology. As of the date of this Prospectus, the Fund determines an issuer’s industry or group of industries by reference to its classification under the GICS. While these sectors can offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, and can be significantly impacted by legislative and regulatory changes, adverse market conditions and competition, all of which can lead to significant price volatility. The Fund’s concentrated exposure to these sectors could result in greater losses during periods of market volatility or sector-specific downturns. By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The Fund’s concentration of risk in these sectors may increase the losses suffered by the Fund or reduce its ability to dispose of depreciating assets. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Concentration could expose the Fund to losses disproportionate to those incurred by the market in general if the areas in which the Fund’s investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets. The Fund is subject to the risks associated with the sectors in which its investments, as further described below, and that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting these sectors.

Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technology Sector Risk
Investing in private technology companies involves a number of significant risks. These risks include volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, periodic downturns, regulatory concerns and litigation risks. The revenue, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in technology-related sectors have historically decreased over their productive lives.
Many technology companies depend on third-party platforms and products, and policy changes or technical issues in such systems could impair monetization. Reliance on third-party cloud and data-center providers can also increase exposure to outages, capacity shortfalls and cost increases. In addition, hardware and device makers are exposed to a limited number of contract manufacturers with geopolitically sensitive supply chains, which amplifies disruptions from trade restrictions, natural disasters or public-health events. Where global trade controls apply, export restrictions can abruptly curtail market access, depress demand or force costly re-engineering.

AI Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
AI Industry Risk
Companies involved in AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize AI and/or data services. Further, many companies involved in AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in the AI industry will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI companies also face risks specific to training data and model development, including allegations that third-party models or datasets used to develop or enhance products lacked proper licenses or consents, challenges obtaining or maintaining access to high-quality models, datasets, or specialized hardware, and higher operating costs driven by compute-intensive training and inference.
AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Compliance with evolving regulatory obligations specific to AI, such as the EU Artificial Intelligence Act, California’s Transparency in Frontier Artificial Intelligence Act, and other emerging United States federal and state oversight of model transparency, safety and privacy, may require significant changes to products, practices and business models, which may adversely affect AI companies subject to such regulations. Many AI companies also depend on third-party cloud infrastructure operated by a small number of service providers to host and deliver their offerings; interruptions, price increases or preferential treatment of competitors by those service providers, or any cyberattacks on those providers, could materially and adversely affect the operations of such AI companies. Other issues arising from the development and use of AI, such as bias, safety defects or inaccurate outputs, may result in reputational harm, competitive harm or legal liability.
AI companies typically engage in significant research and development spending, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. AI could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.

Aerospace And Defense Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Aerospace and Defense Industry Risk
Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. The sector also depends on a globally dispersed supply chain, where supplier distress, quality issues and retrofit campaigns can disrupt deliveries and raise costs. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Fintech Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fintech Sector Risk
Fintech companies may face competition from larger and more established firms, and a Fintech company may not currently or in the future derive any revenue from disruptive technologies. In addition, Fintech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Additionally, many Fintech companies operate under complex financial regulatory regimes, which can force product changes, add cost and result in fines.

Computer Software Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Computer Software Industry Risk
Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products.

Consumer Goods Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Goods Industry Risk
Companies in the consumer goods industry include companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions. Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

Consumer Technology Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Technology Industry Risk
Consumer technology companies produce a wide range of products and services for general consumers, such as smartphones, computers, home electronics, and software. The operations and performance of consumer technology companies depend significantly on global and regional economic conditions. Adverse macroeconomic conditions can adversely impact consumer confidence and spending and materially adversely affect demand for consumer technology companies’ products and services. The market for consumer technology products and services is highly competitive and subject to rapid technological change. The inability of a consumer technology company to develop and sell innovative new products with attractive margins or to protect itself from competitors’ infringement on its intellectual property could materially adversely affect that company’s ability to maintain a competitive advantage. Data security measures of consumer technology companies cannot provide absolute security, and losses or unauthorized access to or releases of confidential information can occur and could materially adversely affect a company’s business and reputation. Consumer technology companies are subject to complex and changing laws and regulations. Compliance with laws and regulations is onerous and expensive. New and changing laws and regulations can adversely affect a consumer technology company’s business by increasing the costs of compliance, limiting the company’s ability to offer a product, service or feature to customers, imposing changes to the design of the company’s products and services, or impacting customer demand for the company’s products and services.

Enterprise Software Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Enterprise Software Industry Risk
Enterprise software companies develop and provide specialized software solutions for enterprises, rather than individual consumers, to streamline business operations and improve productivity. The industry in which enterprise software companies operate is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. Because enterprise software companies’ services are complex and incorporate a variety of hardware, proprietary software, third-party and open-source software, their services may have errors or defects that could result in unanticipated downtime for their subscribers and harm to their reputation and business. Enterprise software companies and their third-party vendors are regularly subject to attempts by third parties to identify and exploit product and service vulnerabilities, penetrate or bypass their security measures, and gain unauthorized access to their or their customers’, partners’ and suppliers’ software, hardware and cloud offerings, networks and systems. Such malicious attacks can lead, and have led, to the compromise of confidential information and harm to enterprise software companies’ reputation and business.

Robotics Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Robotics Risk
Risks associated with companies in the robotics industry include many of the same risks as companies in the technology sector (see “Technology Sector Risk”). Securities of robotics companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Companies focused on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Fund.
Companies involved in AI-driven humanoid robotics may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used.

General Risks Of Investing In The Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
Trading at a Discount/Premium. Shares of closed-end investment companies such as the Fund frequently trade at a discount to their NAV. There can be no assurance that the Secondary Shares will trade at a price equal to or higher than the NAV. Also, the Fund’s NAV will be reduced immediately following this offering by the Fund’s offering costs.
The possibility that the Secondary Shares may trade at a discount to NAV is separate and distinct from the risk that the NAV may not accurately reflect the true value of the Fund’s investments and the risk that the NAV may decline.
In addition to NAV, the market price of the Secondary Shares may be affected by such factors as distributions, significant trading in one or more of the Fund’s portfolio securities that are or become publicly traded, or the issuance of additional Shares.

Other Risks Relating To Share Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Relating to Share Price
If the Fund or the selling shareholder sells additional Shares after this or is perceived by the public as intending to sell additional Shares, the market price of the Shares could decline.

Exchange Listing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Exchange Listing Investors may be unable to sell their Secondary Shares at or above the price initially paid for those Secondary Shares.
Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities
The Fund operates in a highly competitive market for investment opportunities. A number of entities, including venture capital firms and funds, public and private investment funds (including hedge funds), BDCs, commercial and investment banks, commercial financing companies, and internal venture capital arms of various companies will compete with the Fund to make the types of investments that the Fund plans to make. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Many of the Fund’s potential competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund has access to. For example, some competitors may have a stronger network of contacts and better connections for deal flows or have access to funding sources that are not available to the Fund or its Adviser. In addition, some of our competitors have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the Fund is subject to under the 1940 Act.
There can be no assurance that the Adviser will be able to secure investments on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the investments available to the Fund will be as large as the Adviser would desire.

Limited Operating HIstory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History
The Fund was recently formed, has limited operating and trading history and has made limited investments using the proceeds of a seed capital investment by Robinhood. Further, the Adviser was recently formed and while its personnel have investment experience, the Adviser and its management have limited experience managing a closed-end investment company registered under the 1940 Act.

Future Growth Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Future Growth
The Fund will need additional capital to grow and to fund growth in its investments, and the Fund may issue additional equity securities in order to obtain this additional capital. The inability to obtain new capital or a reduction in the availability of new capital could limit the Fund’s ability to grow or pursue business opportunities, which may have an adverse effect on the value of the Fund’s shares. In addition, regulations governing the Fund’s operation as an SEC registered closed-end investment company affect its ability to raise additional capital and the way in which it does so. The raising of debt capital may expose the Fund to risks, including the typical risks associated with leverage.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation
The Fund’s portfolio investments are in the form of equity securities that are not publicly traded, and that will accordingly be recorded at fair value as determined in good faith pursuant to the Fund’s valuation policies under the oversight of the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”). Because the Fund’s assets will largely be fair valued, there will be uncertainty as to the value of its portfolio investments. The fair value of securities and other investments that are not publicly traded may not be readily determinable. The Fund values its securities at fair value according to its written valuation procedures and as determined in good faith by the Adviser under the oversight of the Board. The Adviser may use the services of nationally recognized independent valuation firm(s) to aid it in determining the fair value of the Fund’s securities. As such, the value of the Fund’s investments in Private Vehicles generally are based on values provided by the applicable Private Vehicle Managers and, when such information is not available or, in the view of the Adviser, does not reflect fair value, the Adviser will fair value the investments in Private Vehicles with the assistance of any independent valuation firm(s). The methods for valuing these securities may include: observable, company specific hard events, including priced financings, tender/secondary transactions with determinable pricing, signed merger & acquisition agreements, initial public offerings/direct listing, liquidation events, or other objectively verifiable transactions with clear pricing implications; significant events and other issuer-specific information that may reasonably indicate a material change in value; company actions and communications that may inform value, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, evaluated in light of the full information set available to the Adviser; credible third-party indications (e.g., large and recent secondary prints or other market participant data) where sufficiently reliable and relevant to the Fund’s security and the issuer’s circumstances; model-based approaches and/or third-party valuation support, together with company performance indicators, comparable company data, and other reasonably reliable information when transactions are unavailable, not readily comparable to the Fund’s security, or are deemed stale, or where significant events indicate transactions inputs may no longer be representative.
The Adviser’s determinations of the fair value of the Fund’s securities (and of its NAV) may differ materially from the values that would have been used if a ready market for its fair-valued securities existed. The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses the Fund will pay.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity
Substantially all of the Fund’s investments are illiquid. The Fund invests primarily in private companies, both directly and indirectly. Substantially all of these securities are subject to legal and other restrictions on resale/transfer or will otherwise be less liquid than publicly traded securities. There is no assurance that the private companies in which the Fund invests will ever have a liquidity event and, even if a private company does have a liquidity event, such as an initial public offering or a merger or acquisition transaction, such a liquidity event may be at a lower valuation than the valuation at which the Fund invested. The illiquidity of the Fund’s investments will generally make it more difficult for the Fund to sell such investments if the need arises. In addition, if the Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it has previously recorded those investments. To the extent the Fund or its Adviser receives material non-public information regarding an investment, the Fund could face other restrictions on its ability to liquidate that investment.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage
The Fund may borrow money, which magnifies the potential for gain or loss and increases the risk of investing in the Fund. The use of leverage is speculative. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to pledge its assets as collateral for its borrowings and to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.

Conflicts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts
The Fund is subject to conflicts of interest. The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Such activities may raise conflicts of interest for which the resolution may not be determinable. To the extent that the Adviser manages other investment funds and accounts in the future, in order to address potential conflicts of interest, the Adviser will adopt an investment allocation policy that will govern the allocation of investment opportunities among the investment funds and other accounts managed by the Adviser. See “Risks - Conflicts” for additional information.

Affiliated Transactions Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Affiliated Transactions Restrictions
Certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates. Any funds managed by the Adviser or its affiliates that are not registered under the 1940 Act would not be prohibited from participating in those transactions. The 1940 Act also imposes significant limits on investments in certain privately placed securities in aggregated transactions with affiliates of the Fund. The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless the Fund has received an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Adviser and the Fund intend to file for an exemptive order from the SEC that, once received, would permit the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside the Adviser and/or other future funds advised by the Adviser, or potentially Robinhood and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. In addition, other conflicts may be present in a particular investment that may limit or restrict the Fund’s ability to participate, notwithstanding the exemptive order. An exemptive order would not apply to all investments or to all affiliates of the Adviser. As a result, the Fund may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Adviser not covered by the exemptive order participate. An inability to acquire the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns.

Regulatory Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Environment
Changes in laws or regulations governing the Fund’s operations may adversely affect its business. The Fund and its portfolio companies are subject to regulation at the local, state, and U.S. federal (or foreign) levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could materially and adversely affect our business.

Change In Investment Objective Or Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Change in Investment Objective or Strategies
The Board may change the Fund’s investment objective and strategies or modify or waive certain of the Fund’s operating policies and strategies without shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management
The Fund is actively managed and subject to management risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests primarily in a limited number of private companies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to change the composition of the Board or convert the Fund to open-end status. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Such provisions also could limit the ability of Shareholders to sell their Shares at a premium over the then-current market prices by discouraging a third party from seeking to obtain control of the Fund. See “Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions” for additional information.

RIC Tax Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC Tax Status
The Fund believes the criteria to qualify as a regulated investment company (or “RIC”) were met as of the Fund's taxable year that began on the day after the closing of the initial public offering of the Fund's common shares of beneficial interest (the “Fund's First Post-IPO Tax Year”). The Fund intends to elect to be treated as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the Fund's First Post-IPO Tax Year. So long as the Fund qualifies to be treated as a RIC, the Fund generally will not pay corporate-level federal income tax on any ordinary income or capital gains that the Fund distributes to Shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In addition, the Fund must maintain its status as a registered management company under the 1940 Act. If any of these requirements are not met, the favorable tax treatment described above may not be available to the Fund.